CAPITAL STOCK - SARs Activity (Details) - SARs $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Awards exercised (in shares)	13,250	422,202	52,500
Cash payments on exercise, including awards exercised but not yet paid | $	$ 155	$ 4,017	$ 462
Awards forfeited/cancelled (in shares)	0	0	10,000